Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 235,732		$ 224,393
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	The balance sheet amounts, with the exception of shareholders’ equity on March 31, 2026 and September 30, 2025 were translated at 6.8980 RMB and 7.1190 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the six months ended March 31, 2026 and 2025 were 7.0061 RMB and 7.2308 RMB to $1.00, respectively. The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong.
Federal deposit insurance corporation	$ 250,000
Restricted Cash, Noncurrent	300,000		300,000
Allowance for accounts receivable	761,816		618,524
Allowance of contract assets	$ 933,944		457,308
Useful life	5 years
Amortization expense	$ 13,240	$ 12,828
Dilutive shares	0	0
Total expenses	$ 76,489	$ 62,095
Statutory reserves	$ 186,225		$ 186,225